Right-of-use assets and lease liabilities (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 21, 2021	Dec. 21, 2020	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
short-term receivable	$ 12,664		$ 12,664				$ 4,370
Operating Lease, Right-of-Use Asset	10,088		10,088				15,937
Operating Lease, Liability, Current	10,088		10,088				11,608
Operating Lease, Liability, Noncurrent	0		0				4,329
Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Duration of the agreement						five-year
Sale Price						$ 24,527
Seller's credit						4,425
short-term receivable	4,395		4,395
Finance Lease, Liability						$ 5,148
Finance Lease, Liability, Current	557		557				$ 1,097
Operating Lease, Right-of-Use Asset	$ 1,365		$ 1,365
incremental borrowing rate	2.54%		2.54%
Operating Lease, Weighted Average Remaining Lease Term	5 months 23 days		5 months 23 days				11 months 19 days
Arctic and Antarctic [Member]
Property, Plant and Equipment [Line Items]
Duration of the agreement					five-year
Sale Price					$ 52,304
Seller's credit					$ 8,415
short-term receivable	$ 8,269		$ 8,269
Operating Lease, Right-of-Use Asset	$ 8,723		$ 8,723
incremental borrowing rate	2.98%		2.98%
Operating Lease, Weighted Average Remaining Lease Term	11 months 26 days		11 months 26 days				1 year 5 months 23 days
Arctic, Antarctic and Sakura Princess [member]
Property, Plant and Equipment [Line Items]
Sublease Income	$ 7,192	$ 9,421	$ 12,728	$ 18,458